Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of stock options valuation assumptions
The assumptions used to estimate the fair values of the share options, restricted shares and restricted share units granted are as follows:

	For the years ended December 31,
	2020	2021	2022
Risk-free interest rate	0.51%-1.90%	0.97%-2.07%	1.52%-3.94%
Dividend yield	0%	0%	0%
Expected volatility range	44.9% - 49.3%	47.67%-72.98%	48.20%-56.00%
Exercise multiple	2.20	N/A	2.80
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$9.41 - US$27.15	US$9.53 - US$30.50	US$0.013-9.29

Summary of share options activity
The following table summarizes the share option activities for the years ended December 31, 2020, 2021 and 2022:

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per option	US$ per option	Years	US$

Outstanding, January 1, 2020	2,403,799	1.5340	3.75	8.75	20,079

Granted	5,771,720	0.0002	26.75	—	—
Exercised	(233,440)	0.0002	1.18	—	—
Forfeited	(121,650)	0.0002	3.31	—	—

Outstanding, January 1, 2021	7,820,429	0.4717	21.28	9.10	176,963

Granted	361,843	0.0002	22.64	—	—
Exercised	(425,407)	0.0002	2.56	—	—
Forfeited	(150,529)	0.0002	8.51	—	—

Outstanding, January 1, 2022	7,606,336	0.4849	21.92	8.25	69,907

Granted	23,981,792	7.3877	0.66	—	—
Exercised	(746,042)	0.0002	5.57	—	—
Forfeited	(398,106)	1.6149	5.75	—	—
Cancelled	(10,383,868)	13.3900	0.57	—	—
Outstanding, December 31, 2022	20,060,112	2.0527	8.43	8.93	19,280

Vested and expected to vest at December 31, 2022	20,060,112	2.0527	8.43	8.93	19,280

Exercisable at December 31, 2022	341,083	10.8097	8.17	5.21	979

Summary of restricted shares activities
The following table summarizes the restricted share activities during the years ended December 31, 2020, 2021 and 2022:

	Number of shares	Weighted average grant date fair value
		US$ per share
Outstanding as of December 31, 2019	—	—

Granted	743,955	8.74
Outstanding as of December 31, 2020	743,955	8.74

Vested	(91,431)	8.92

Forfeited	(38,672)	7.76

Outstanding as of December 31, 2021	613,852	8.79

Vested	(237,963)	8.80
Forfeited	(19,630)	8.98
Repurchased	(105,251)	8.90

Outstanding as of December 31, 2022	251,008	8.71

Summary of share-based compensation expenses
Total share-based compensation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	796	1,504	1,783	258
Research and development expenses	49,801	29,637	52,873	7,666
Selling and marketing expenses	3,457	9,612	8,525	1,236
General and administrative expenses	119,166	241,680	263,603	38,219

Total share-based compensation expenses	173,220	282,433	326,784	47,379

Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of share options activity	The following table summarizes the restricted shares unit activities for the years ended December 31, 2020, 2021 and 2022:

	Number of shares	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per unit	Years	US$
Outstanding , December 31, 2019	—	—	—	—

Granted	4,848	24.35	—	—

Outstanding , December 31, 2020	4,848	24.35	9.46	119

Vested	(2,424)	24.35	—	—

Outstanding, December 31, 2021	2,424	24.35	8.46	36

Granted	47,985	2.36	—
Vested	(3,699)	24.35	—

Outstanding, December 31, 2022	46,710	2.37	9.48	106

Vested and expected to vest at December 31, 2022	47,985	2.36	9.48	108